Loans and asset quality - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 254	$ 241	$ 479
Charge-offs	(3)	0	(18)
Recoveries	8	4	8
Net recoveries (charge-offs)	5	4	(10)
Provision	131	9	(228)
Ending balance	390	254	241
Allowance for loan losses	303	176	196
Allowance for credit losses on lending related commitments	87	78	45
Individually evaluated for impairment:
Loan balance	303	79	130
Allowance for loan losses	76	0	5
Provision for other credit losses	(12)	30	(3)
Fair value of collateral	348	126	149
Asset Pledged as Collateral
Individually evaluated for impairment:
Loan balance	303	79	130
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	18	12	16
Charge-offs	0	0	0
Recoveries	1	0	0
Net recoveries (charge-offs)	1	0	0
Provision	8	6	(4)
Ending balance	27	18	12
Allowance for loan losses	12	4	3
Allowance for credit losses on lending related commitments	15	14	9
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	184	199	430
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries (charge-offs)	0	0	0
Provision	141	(15)	(231)
Ending balance	325	184	199
Allowance for loan losses	266	137	171
Allowance for credit losses on lending related commitments	59	47	28
Individually evaluated for impairment:
Loan balance	290	62	111
Allowance for loan losses	76	0	5
Financial institutions
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	24	13	10
Charge-offs	0	0	0
Recoveries	0	0	2
Net recoveries (charge-offs)	0	0	2
Provision	(5)	11	1
Ending balance	19	24	13
Allowance for loan losses	9	10	6
Allowance for credit losses on lending related commitments	10	14	7
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Lease financings
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1	1	2
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries (charge-offs)	0	0	0
Provision	0	0	(1)
Ending balance	1	1	1
Allowance for loan losses	1	1	1
Allowance for credit losses on lending related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Wealth management loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1	1	1
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries (charge-offs)	0	0	0
Provision	0	0	0
Ending balance	1	1	1
Allowance for loan losses	1	1	1
Allowance for credit losses on lending related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Wealth management mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	12	6	7
Charge-offs	0	0	(1)
Recoveries	0	0	0
Net recoveries (charge-offs)	0	0	(1)
Provision	(3)	6	0
Ending balance	9	12	6
Allowance for loan losses	8	11	5
Allowance for credit losses on lending related commitments	1	1	1
Individually evaluated for impairment:
Loan balance	12	16	18
Allowance for loan losses	0	0	0
Other residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	8	7	13
Charge-offs	(3)	0	(1)
Recoveries	2	4	6
Net recoveries (charge-offs)	(1)	4	5
Provision	(3)	(3)	(11)
Ending balance	4	8	7
Allowance for loan losses	4	8	7
Allowance for credit losses on lending related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	1	1	1
Allowance for loan losses	0	0	0
Capital call financing
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6	2	0
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries (charge-offs)	0	0	0
Provision	(2)	4	2
Ending balance	4	6	2
Allowance for loan losses	2	4	2
Allowance for credit losses on lending related commitments	2	2	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Other
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0	0
Charge-offs	0		(16)
Recoveries	5		0
Net recoveries (charge-offs)	5		(16)
Provision	(5)		16
Ending balance	0	$ 0	0
Allowance for loan losses	0		0
Allowance for credit losses on lending related commitments	0		0
Individually evaluated for impairment:
Loan balance	0		0
Allowance for loan losses	$ 0		$ 0